Fair Value Of Pension Plan Assets By Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	$ 559.7	$ 497.2
Cash and Cash Equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	11.1	31.6
Equity Securities | US large cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	121.0	138.9
Equity Securities | US small/mid cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	45.4	44.3
Equity Securities | Canadian Large Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	6.4	12.0
Equity Securities | Canadian Small Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	1.6	1.0
Equity Securities | Other international companies
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	183.1	112.0
Fixed Income Securities | Investment Grade Debt
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	122.7	111.1
Other Investments | Commodity funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	1.5
Other Investments | Multi-strategy funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	26.7	2.7
Other Investments | Private equity funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	22.5	28.3
Real estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	17.7	15.3
Level 1
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	11.1	77.0
Level 1 | Cash and Cash Equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	11.1	31.6
Level 1 | Equity Securities | Canadian Large Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets		12.0
Level 1 | Equity Securities | Canadian Small Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets		1.0
Level 1 | Equity Securities | Other international companies
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets		13.4
Level 1 | Fixed Income Securities | Investment Grade Debt
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets		19.0
Level 2
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	498.7	386.7
Level 2 | Equity Securities | US large cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	121.0	138.9
Level 2 | Equity Securities | US small/mid cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	45.4	44.3
Level 2 | Equity Securities | Canadian Large Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	6.4
Level 2 | Equity Securities | Canadian Small Cap
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	1.6
Level 2 | Equity Securities | Other international companies
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	183.1	98.6
Level 2 | Fixed Income Securities | Investment Grade Debt
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	122.7	92.1
Level 2 | Other Investments | Commodity funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	1.5
Level 2 | Real estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	17.0	12.8
Level 3
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	49.9	33.5	41.3	70.4
Level 3 | Other Investments | Multi-strategy funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	26.7	2.7
Level 3 | Other Investments | Private equity funds
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	22.5	28.3
Level 3 | Real estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets	$ 0.7	$ 2.5